OPTIONS AND WARRANTS (Tables)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Summary of the warrants outstanding
	2013		2012
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	37,500	$0.80	25,000	$0.80
Granted	50,000	0.20	12,500	0.80
Exercised	—	—	—	—
Expired/Forfeited	(25,000)	0.30	—	—
Outstanding, end of year	62,500	$0.32	37,500	$0.80
Exercisable at the end of the year	62,500	$0.32	37,500	$0.80
Incurred Expense	$108,000		—

summary of the options outstanding
	2013		2012
	Options	Options Average Exercise Price	Options	Options Average Exercise Price
Outstanding, beginning of year	-	$-	-	$-
Granted	1,500,000	0.50	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding, end of year	1,500,000	$0.50	—	$—
Exercisable at the end of the year	300,000	$0.50	—	$—
Expected to be vested	1,200,000	$0.50
Incurred Expense	$162,500		—